NOTES PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Interest rate	5.00%	12.50%
Interest accrued			$ 47,791
Diginex Solutions Limited [Member]
IfrsStatementLineItems [Line Items]
Notes issued	$ 5,000
Interest rate	15.00%
Interest accrued		$ 17,156